RESEARCH AND DEVELOPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended	150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Research and development			$ 2,688	$ 2,077	$ 29,521
Less : Ramot reverse accruals (See Note 3)			0	0	(760)
Less : Participation by the Israeli Office of the Chief Scientist			(918)	(388)	(2,572)
Research and development, net	$ 522	$ 369	$ 1,770	$ 1,689	$ 26,189 [1]	$ 26,711 [1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.